SHAREHOLDERS' EQUITY (Description of Plans) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 01, 2023	Jan. 31, 2021	Dec. 31, 2010	Oct. 31, 2008
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period for plan	4 years
Cash dividend declare per share					$ 2.72
Dividend payable					$ 2,500
intrinsic value of options exercised	$ 104,000	$ 565,000	$ 14,318,000
2008 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total number of shares authorized						10,441,761
Shares available for grant				70,000		11,441,761	1,000,000
Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period	3 years